INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

15.  INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

The Company’s fully-owned subsidiary, Trina Solar (Hong Kong) Enterprise Limited (“THK”) was subject to Hong Kong profit tax at a rate of 16.5% in 2012, 2013 and 2014. No Hong Kong profit tax has been provided as THK has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

The Company’s fully-owned subsidiary, Trina Solar Singapore Pte. Ltd. (“TSI”) and Trina Solar Energy Development Pte. Ltd. (“TED”) were subject to Singapore profit tax at a rate of 17% in 2011. In 2012, 2013 and 2014, TSI is subject to Singapore profit tax at a rate of 17% and TED is subject to a preferential Singapore profit tax at an effective rate of 5%, respectively. No Singapore profit tax has been provided as TSI and TED did not have assessable profit that was earned in or derived from Singapore during the year presented.

United States

The Company’s subsidiaries incorporated in the United States were subject to United States income tax at a combined federal and state tax rate of 40% in 2012, 2013 and 2014, respectively.

Japan

The Company’s fully owned subsidiary, Trina Solar (Japan) Limited (“TJP”) was subject to Japan profit tax at a rate of 40% in 2012, 2013 and a rate of 25.5% in 2014, respectively.

Germany

The Company’s fully owned subsidiary, Trina Solar (Germany) GmbH (“TGM”) was subject to Germany profit tax at a rate of 32.9% in 2012, 2013 and a rate of 27.38% in 2014, respectively.

PRC

Under PRC’s Enterprise Income Tax Law (“EIT Law”), the statutory income tax rate is 25%, and the EIT rate shall be reduced to 15% for state-encouraged High and New Technology Enterprises (“HNTE”). The Company’s PRC subsidiaries are subject to income tax at 25%, unless otherwise specified. Trina China obtained a HNTE certificate in 2008 and was therefore entitled to a reduced EIT rate of 15% from 2008 to 2010. In 2014, Trina China renewed the HNTE certificate and therefore currently is subject to income tax rate at 15% from 2014 to 2016.TST obtained a HNTE certificate in 2011 and is therefore entitled to a reduced EIT rate of 15% from 2011 to 2013. In 2014, TST renewed the HNTE certificate and therefore is subject to income tax rate at 15% from 2014 to 2016.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 ($16,360) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2009 through 2014 on non-transfer pricing matters, and from 2004 through 2014 on transfer pricing matters.

As of January 1, 2014 and for the year ended December 31, 2014, the Company has no unrecognized tax benefits relating to uncertain tax positions. Also, the Company does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months.

The operating results before income tax and the provision for income taxes by tax jurisdictions for the years ended December 31, 2012, 2013 and 2014 is as follows:

	Years ended December 31,
	2012	2013	2014
	$	$	$
(Loss) income before income taxes:
PRC	(185,318,162)	(42,539,327)	115,838,449
Switzerland	(51,593,606)	(30,799,509)	1,252,724
United States	(36,911,818)	5,798,384	25,056,853
Other jurisdictions	(18,137,013)	(17,725,779)	(65,400,303)
Total (loss) income before income taxes	(291,960,599)	(85,266,231)	76,747,723

Current tax (benefit) expense:
Current tax expense:
PRC	1,946,775	149,516	3,329,076
Switzerland	(4,327,859)	4,441,146	—
United States	876,505	(2,370,118)	(13,470)
Other jurisdictions	358,423	2,387,945	(6,411,179)
Total current tax (benefit) expense	(1,146,156)	4,608,489	(3,095,573)

Deferred tax (benefit) expense:
PRC	(27,888,483)	(20,077,224)	27,288,797
Switzerland	762,913	(1,230,256)	(3,307)
United States	3,211,018	—	(6,131,540)
Other jurisdictions	(344,364)	3,668,600	(2,570,304)
Total deferred tax (benefit) expense	(24,258,916)	(17,638,880)	18,583,646

Total income taxes (benefit)expense	(25,405,072)	(13,030,391)	15,488,073

A reconciliation between the PRC statutory income tax rate of 25% and the effective income tax rate computed by income tax expense (benefit) and earnings (loss) before income taxes reported in the consolidated statements of operations is as follows:

	Years ended December 31,
	2012	2013	2014

PRC statutory enterprise income tax rate	25.0%	25.0%	25.0%
Tax rate differential for entities in non-PRC jurisdictions	(1.5)%	(9.1)%	3.8%
PRC tax rate differential, preferential rate	(0.4)%	(2.6)%	(9.4)%
Change in tax rate	—	0.3%	46.3%
Tax effect of permanent differences	0.3%	(2.1)%	(1.8)%
Change in valuation allowance	(15.5)%	3.8%	(43.3)%
Others	0.8%	—	(0.4)%
	8.7%	15.3%	20.2%

The principal components of deferred income tax assets are as follows:

	Years ended December 31,
	2013	2014
	$	$

Bad debts provision	22,321,714	10,977,413
Accrued expenses	7,412,564	10,190,820
Government subsidy	5,195,226	2,819,480
Inventory write-down	14,725,522	6,110,751
Advance to suppliers provision	4,743,039	2,795,907
Warranty provision	20,434,130	15,481,032
Net operating loss carryforwards	45,569,006	22,263,085
Others	7,177,713	5,290,721
Total gross deferred tax assets	127,578,914	75,929,209
Valuation allowance on deferred tax assets Valuation allowance on deferred tax assets	(52,475,082)	(19,250,271)
Deferred tax assets, net of valuation allowance	75,103,832	56,678,938

Deferred tax liabilities:
Unrealized foreign exchange gain	(3,700,667)	(1,289,029)
Property, plant and equipment	—	(15,028,011)
Build-to-sell project assets	—	(1,554,230)
Total deferred tax liabilities	(3,700,667)	(17,871,270)

Net deferred tax assets	71,403,165	38,807,668
Analysis as:
Current deferred tax assets	24,202,561	25,701,241
Noncurrent deferred tax assets	50,901,271	30,977,697
Current deferred tax liabilities, included in accrued expenses and other current liabilities	(3,700,667)	(2,843,259)
Noncurrent deferred tax liabilities, included in other noncurrent liabilities	—	(15,028,011)
Total	71,403,165	38,807,668

In 2014, the Company acquired certain manufacturing facilities and project assets under development. Upon the acquisitions, deferred tax liabilities of $14,011,851, in aggregate, had been recognized.

The following table presents the movement of the valuation allowance for deferred tax assets:

	At December 31,
	2012	2013	2014
	$	$	$
Balance, beginning of the year	10,544,364	55,702,812	52,475,082
Addition (deduction) during the year	45,158,448	(3,227,730)	(33,224,811)
Balance, end of the year	55,702,812	52,475,082	19,250,271

In assessing the realizability of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. As of December 31, 2014, the valuation allowance of $14,724,031 was related to the deferred income tax assets of certain Company’s subsidiaries in Europe. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilized. Management considers the scheduled reversal of deferred income tax liability, projected future taxable income and tax planning strategies in making this assessment.

Based upon the level of historical taxable income and projections for future taxable income over the periods in which the deferred income tax assets are deductible or can be utilized, management believes it is more likely than not that the deferred tax asset, net of the valuation allowance as of December 31, 2014, will be realized. However, the amount of the deferred tax assets considered realizable could be reduced in the near term if estimates of future taxable income during the carryforward period are reduced.

During 2014, valuation allowance for deferred tax assets on net operating losses (“NOL”) of $27,407,428 were reversed as those NOLs were utilized by the respective subsidiaries.  In addition, management has reversed valuation allowance for deferred income tax assets of these subsidiaries by $5,617,066 based upon the estimated generation of future taxable income during the periods in which the underlying temporary differences become deductible or utilized.

The net operating losses carryforwards of the Company’s PRC subsidiaries amounted to $33,999,946 as of December 31, 2014, of which $8,943,704, $23,544,548 and $1,511,694 will expire if unused by December 31, 2017, 2018 and 2019, respectively. The net operating losses carryforwards of the Company’s subsidiary in Switzerland amounted to $140,033,310 as of December 31, 2014, of which $44,915,609, $80,493,437, $11,683,698 and $2,940,566 will expire if unused by December 31, 2018, 2019, 2020 and 2021, respectively.

The EIT law and its relevant regulations impose a withholding tax at 10%, unless reduced by a tax treaty or agreement, for dividends distributed by a PRC- resident enterprise to its non-PRC-resident corporate investor for earnings generated beginning on January 1, 2008. Undistributed earnings generated prior to January 1, 2008 are exempt from such withholding tax. The Company has not recognized a deferred tax liability of $27.0 million for the undistributed earnings of approximately $269.7 million of the PRC-resident enterprise as of December 31, 2014, as the Company plans to reinvest these earnings indefinitely in the PRC.